Name:  May Louie
Phone: 908-273-5085 x215
email: mlouie@seabridge.com

13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                   FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment:             [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             SeaBridge Investment Advisors LLC
Address:         450 Springfield Avenue
Suite 301
Summit, NJ  07901
Form 13F File Number: 28-12671

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Susan E. Boyd
Title:        Managing Director
Phone:        908-273-5085 x209

Signature          City   State     and Date of Signing:
Susan E. Boyd      Summit, NJ       07-31-2008
------------       --------------    ---------------
Signature          City    State    Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:   258
Form 13F Information Table Value Total: $143,713 (thousands)
List of Other Included Managers:  NONE


13F Holdings Report
As of Date: 6/30/2008

							Market			SH/	Investment	Other	Voting Authority
Issuer			Class		Cusip		Value (000)	Shares	PRN	Discretion	Mgrs	Sole 	Shared	None

AllianceBernstein IncFd	COM		01881E101	9		1100	SH	Sole		None	1100	0	0
AT&T Inc.		COM		00206R102	3		79	SH	Sole		None	79	0	0
Abbott Laboratories	COM		002824100	141		2660	SH	Sole		None	2660	0	0
Accenture Ltd.		CL A		G1150G111	927		22760	SH	Sole		None	22760	0	0
Actuant Corporation 	CL A New	00508X203	1226		39105	SH	Sole		None	39105	0	0
Aegon N.V. 		NY Reg SHS	007924103	37		2801	SH	Sole		None	2801	0	0
Agilent Technologies	COM		00846U101	44		1233	SH	Sole		None	1233	0	0
Allied Capital Corp	COM		01903Q108	57		4100	SH	Sole		None	4100	0	0
Amazon.Com, Inc.	COM		023135106	37		500	SH	Sole		None	500	0	0
Ambac Financial Group 	COM		023139108	2		1200	SH	Sole		None	1200	0	0
America Movil SAB	SP ADR L SHS	02364W105	282		5350	SH	Sole		None	5350	0	0
American Express Co	COM		025816109	9		250	SH	Sole		None	250	0	0
American Intl Group 	COM		026874107	2		60	SH	Sole		None	60	0	0
American States Water 	COM		029899101	42		1200	SH	Sole		None	1200	0	0
American Tower Corp	CL A		029912201	2804		66356	SH	Sole		None	66356	0	0
Amgen Inc		COM		031162100	16		335	SH	Sole		None	335	0	0
Anadarko Petroleum Corp	COM		032511107	322		4300	SH	Sole		None	4300	0	0
Annaly Mortgage Mgmt	COM		035710409	4703		303225	SH	Sole		None	303225	0	0
Applied Matls Inc	COM		038222105	14		740	SH	Sole		None	740	0	0
Arch Capital Group Ltd	ORD		G0450A105	33		500	SH	Sole		None	500	0	0
ArcherDaniels Midland 	COM		039483102	5		135	SH	Sole		None	135	0	0
Ariba, Inc.		COM New		04033V203	0		6	SH	Sole		None	6	0	0
Arthur J. Gallagher&Co.	COM		363576109	146		6050	SH	Sole		None	6050	0	0
Aspen Insurance Hldgs 	SHS		G05384105	47		2000	SH	Sole		None	2000	0	0
Avnet Inc		COM		053807103	518		18985	SH	Sole		None	18985	0	0
BHP Billiton Ltd	Spons  ADR	088606108	473		5550	SH	Sole		None	5550	0	0
BLDRS  Index Funds TR	Emer Mk 50 ADR	09348R300	26		500	SH	Sole		None	500	0	0
Baldwin & Lyons, Inc. 	CL B		057755209	79		4521	SH	Sole		None	4521	0	0
Ball Corp		COM		058498106	277		5800	SH	Sole		None	5800	0	0
Banco Latinoamericano 	CL E		P16994132	773		47725	SH	Sole		None	47725	0	0
Bank of America Corp	COM		060505104	1024		42889	SH	Sole		None	42889	0	0
Bemis Company, Inc	COM		081437105	54		2400	SH	Sole		None	2400	0	0
Berkshire Hathaway Inc 	CL A		084670108	121		100	SH	Sole		None	100	0	0
Berkshire Hathaway Inc 	CL B		084670207	1264		315	SH	Sole		None	315	0	0
Boardwalk Pipeline Ptn	Ut LTD Partn	096627104	211		9000	SH	Sole		None	9000	0	0
Boeing			COM		097023105	519		7900	SH	Sole		None	7900	0	0
Brasil Telecom Partic	Sp ADR PFD	105530109	48		650	SH	Sole		None	650	0	0
Briggs & Stratton	COM		109043109	20		1600	SH	Sole		None	1600	0	0
Broadcom Corp 		CL A		111320107	2		75	SH	Sole		None	75	0	0
Bucyrus International 	CL A		118759109	3638		49820	SH	Sole		None	49820	0	0
Burlington Nrthn SntFe 	COM		12189T104	65		650	SH	Sole		None	650	0	0
C. R. Bard, Inc.	COM		067383109	13		150	SH	Sole		None	150	0	0
CSX Corporation		COM		126408103	41		648	SH	Sole		None	648	0	0
CVS Corp		COM		126650100	210		5300	SH	Sole		None	5300	0	0
California Water Svc 	COM		130788102	30		920	SH	Sole		None	920	0	0
Cardinal Health Inc	COM		14149Y108	227		4400	SH	Sole		None	4400	0	0
Carnival Corp		PAIRED CTF	143658300	420		12750	SH	Sole		None	12750	0	0
Caterpillar Inc		COM		149123101	130		1764	SH	Sole		None	1764	0	0
Celegene Corporation	COM		151020104	64		1000	SH	Sole		None	1000	0	0
Central European Dist	COM		153435102	440		5935	SH	Sole		None	5935	0	0
Central Virginia Bkshs	COM		155792104	43		2625	SH	Sole		None	2625	0	0
Chesapeake Energy Corp	COM		165167107	20		300	SH	Sole		None	300	0	0
ChevronTexaco Corp	COM		166764100	150		1516	SH	Sole		None	1516	0	0
Chicago Bridge & Iron 	NY Reg SHS	167250109	83		2073	SH	Sole		None	2073	0	0
China Mobile HK Ltd 	Spons ADR	16941M109	803		12000	SH	Sole		None	12000	0	0
CiaValeDoRioDoce 	Spons ADR PFD	204412100	3		100	SH	Sole		None	100	0	0
Cisco Systems Inc	COM		17275R102	704		30263	SH	Sole		None	30263	0	0
Citadel Broadcasting 	COM		17285T106	0		126	SH	Sole		None	126	0	0
Citigroup Inc		COM		172967101	119		7100	SH	Sole		None	7100	0	0
Coach, Inc.		COM		189754104	769		26625	SH	Sole		None	26625	0	0
Coca-Cola Co		COM		191216100	23		447	SH	Sole		None	447	0	0
Coca-Cola Femsa S.A.	Sp ADR REP L	191241108	2160		38310	SH	Sole		None	38310	0	0
Coca-Cola Hellenic Bott	Spons ADR	1912EP104	162		6000	SH	Sole		None	6000	0	0
Cognizant Technology 	CL A		192446102	1725		53055	SH	Sole		None	53055	0	0
Colgate-Palmolive Co	COM		194162103	210		3035	SH	Sole		None	3035	0	0
Comcast Corp 		CL A		20030N101	2		120	SH	Sole		None	120	0	0
Compass Minerals Intl	COM		20451N101	2405		29850	SH	Sole		None	29850	0	0
Conexant Systems, Inc.	COM		207142100	0		315	SH	Sole		None	315	0	0
ConocoPhillips 		COM		20825C104	1372		14531	SH	Sole		None	14531	0	0
Corning Inc.		COM		219350105	2		100	SH	Sole		None	100	0	0
Costco Wholesale Corp	COM		22160K105	1114		15888	SH	Sole		None	15888	0	0
Crown Castle Intl Corp	COM		228227104	507		13097	SH	Sole		None	13097	0	0
D.R. Horton Inc		COM		23331A109	39		3600	SH	Sole		None	3600	0	0
DCP Midstream Partners	Ut LTD Ptn	23311P100	181		6200	SH	Sole		None	6200	0	0
Datawatch Corporation	COM		237917208	14		6000	SH	Sole		None	6000	0	0
Desarrolladora Homex  	Spons ADR	25030W100	252		4305	SH	Sole		None	4305	0	0
Devon Energy Corp	COM		25179M103	183		1527	SH	Sole		None	1527	0	0
Discovery Holding Co	CL A COM	25468Y107	2		90	SH	Sole		None	90	0	0
Dominion Resources Inc	COM		25746U109	28		600	SH	Sole		None	600	0	0
Duke Energy Corp	COM		26441C105	153		8800	SH	Sole		None	8800	0	0
EastGroup Properties	COM		277276101	26		600	SH	Sole		None	600	0	0
Eastern Virginia Bkshs	COM		277196101	56		3500	SH	Sole		None	3500	0	0
eBay Inc.		COM		278642103	8		300	SH	Sole		None	300	0	0
Embarq Corporation 	COM		29078E105	0		3	SH	Sole		None	3	0	0
Emerson Electric Co.	COM		291011104	48		980	SH	Sole		None	980	0	0
Embraer Empresa Brasil	Spons ADR	29081M102	768		28980	SH	Sole		None	28980	0	0
Energy Transfer Equity	Ut LTD Ptn	29273V100	582		20075	SH	Sole		None	20075	0	0
Energy Transfer Ptrs	COM U LTD P	29273R109	283		6500	SH	Sole		None	6500	0	0
Enterprise GP Holdings 	Ut LTD Ptn	293716106	223		7400	SH	Sole		None	7400	0	0
Enterprise Prods Ptnrs 	COM		293792107	1697		57434	SH	Sole		None	57434	0	0
Equity Residential 	SH Ben Int	29476L107	31		800	SH	Sole		None	800	0	0
Exelixis Inc		COM		30161Q104	56		11200	SH	Sole		None	11200	0	0
Exxon Mobil Corp	COM		30231G102	4534		51448	SH	Sole		None	51448	0	0
FPL Group, Inc.		COM		302571104	20		300	SH	Sole		None	300	0	0
FairPoint Communics	COM		305560104	0		4	SH	Sole		None	4	0	0
FedEx Corp.		COM		31428X106	656		8332	SH	Sole		None	8332	0	0
Fiserv, Inc		COM		337738108	891		19630	SH	Sole		None	19630	0	0
Flagstone Reins Hldgs 	SHS		G3529T105	94		8000	SH	Sole		None	8000	0	0
Focus Media Holding 	Spons ADR	34415V109	208		7500	SH	Sole		None	7500	0	0
Fomento Economico Mex	Spons ADR	344419106	253		5550	SH	Sole		None	5550	0	0
Freeport-McMoRan Copper COM		35671D857	6974		59510	SH	Sole		None	59510	0	0
Gafisa S.A. 		Spons ADR	362607301	321		9325	SH	Sole		None	9325	0	0
General Electric 	COM		369604103	3948		147939	SH	Sole		None	147939	0	0
Genuine Parts Co	COM		372460105	1692		42645	SH	Sole		None	42645	0	0
Goodrich Corporation	COM		382388106	9		200	SH	Sole		None	200	0	0
H. J. Heinz Company	COM		423074103	206		4300	SH	Sole		None	4300	0	0
HSBC Holdings Plc 	Spons ADR	404280406	297		3870	SH	Sole		None	3870	0	0
Halliburton Co		COM		406216101	58		1100	SH	Sole		None	1100	0	0
Hatteras Financial Corp COM		41902R103	207		9000	SH	Sole		None	9000	0	0
Henry Jack & Assoc.	COM		426281101	43		2000	SH	Sole		None	2000	0	0
Henry Schein Inc	COM		806407102	3040		58941	SH	Sole		None	58941	0	0
Hewlett-Packard Co	COM		428236103	85		1918	SH	Sole		None	1918	0	0
Home Depot Inc		COM		437076102	9		386	SH	Sole		None	386	0	0
Honeywell Intl Inc	COM		438516106	13		250	SH	Sole		None	250	0	0
ITT Industries Inc	COM		450911102	1967		31063	SH	Sole		None	31063	0	0
Idearc Inc.		COM		451663108	0		14	SH	Sole		None	14	0	0
Illinois Tool Works 	COM		452308109	70		1473	SH	Sole		None	1473	0	0
Implant Sciences Corp	COM		45320R108	1		1350	SH	Sole		None	1350	0	0
Inergy LP		Unit LTD Partn	456615103	8		300	SH	Sole		None	300	0	0
Infosys Technologies	Spons ADR	456788108	1409		32430	SH	Sole		None	32430	0	0
Int'l Bus Machines	COM		459200101	2000		16875	SH	Sole		None	16875	0	0
Invitrogen Corp		COM		46185R100	317		8085	SH	Sole		None	8085	0	0
Ishares TR		US TIPS		464287176	2026		18781	SH	Sole		None	18781	0	0
Ishares TR		MSCI Taiwan 	464286731	335		23700	SH	Sole		None	23700	0	0
IShares TR		Russell 2000 	464287655	138		2000	SH	Sole		None	2000	0	0
IShares TR		S&P Glb 100	464287572	28		400	SH	Sole		None	400	0	0
JP Morgan Chase & Co	COM		46625H100	15		423	SH	Sole		None	423	0	0
Johnson & Johnson	COM		478160104	19		290	SH	Sole		None	290	0	0
Johnson Controls Inc	COM		478366107	120		4200	SH	Sole		None	4200	0	0
Joy Global Inc.		COM		481165108	203		2679	SH	Sole		None	2679	0	0
KB Home 		COM		48666K109	25		1500	SH	Sole		None	1500	0	0
Kinder Morgan Energy 	Ut LTD Partn	494550106	1062		19049	SH	Sole		None	19049	0	0
Kookmin Bank 		Spons ADR	50049M109	311		5320	SH	Sole		None	5320	0	0
Kroger Co		COM		501044101	1103		38200	SH	Sole		None	38200	0	0
Landauer, Inc.		COM		51476K103	782		13900	SH	Sole		None	13900	0	0
Lexington Realty Trust	COM		529043101	15		1100	SH	Sole		None	1100	0	0
Liberty Global Inc. 	COM Ser A	530555101	703		22352	SH	Sole		None	22352	0	0
Liberty Global Inc.	COM Ser C	530555309	529		17425	SH	Sole		None	17425	0	0
Liberty Media Corp	Ent Com Ser A	53071M500	4		180	SH	Sole		None	180	0	0
Liberty Media Corp. 	Cap Com Ser A	53071M302	1		45	SH	Sole		None	45	0	0
Liberty Media Corp. 	Int Com Ser A	53071M104	3		225	SH	Sole		None	225	0	0
Lowe's Cos Inc		COM		548661107	35		1700	SH	Sole		None	1700	0	0
MFA Mortgage Investmnts	COM		55272X102	770		118100	SH	Sole		None	118100	0	0
Magellan Midstream Hldg	COM LP Ints	55907R108	183		8150	SH	Sole		None	8150	0	0
Magellan Midstream Ptrs	COM Ut RPLP	559080106	826		23200	SH	Sole		None	23200	0	0
Medco Health Solutions 	COM		58405U102	29		624	SH	Sole		None	624	0	0
Merck & Co		COM		589331107	59		1577	SH	Sole		None	1577	0	0
MetLife Inc		COM		59156R108	63		1200	SH	Sole		None	1200	0	0
Mettler-Toledo Intl 	COM		592688105	1589		16750	SH	Sole		None	16750	0	0
Microsoft Corp		COM		594918104	45		1638	SH	Sole		None	1638	0	0
Mindspeed Technologies	COM		602682106	0		13	SH	Sole		None	13	0	0
Montpelier Re Holdings 	SHS		G62185106	1688		114440	SH	Sole		None	114440	0	0
Motorola, Inc. 		COM		620076109	2		210	SH	Sole		None	210	0	0
NII Holdings Inc.	CL B New	62913F201	195		4100	SH	Sole		None	4100	0	0
Nalco Holding Co.	COM		62985Q101	2235		105675	SH	Sole		None	105675	0	0
Natl Semiconductor Corp	COM		637640103	2		101	SH	Sole		None	101	0	0
Nicor Inc.		COM		654086107	64		1500	SH	Sole		None	1500	0	0
Noble Corp.		SHS		G65422100	28		432	SH	Sole		None	432	0	0
Nokia Corp 		Spons ADR	654902204	11		465	SH	Sole		None	465	0	0
Norfolk Southern Corp	COM		655844108	95		1523	SH	Sole		None	1523	0	0
Nortel Networks Corp	COM		656568508	1		182	SH	Sole		None	182	0	0
Occidental Petroleum 	COM		674599105	4		50	SH	Sole		None	50	0	0
Och-Ziff Cap Mgmt Grp 	CL A		67551U105	443		23300	SH	Sole		None	23300	0	0
Oil Service Holdrs Tr	Depostry Rcpt	678002106	22		100	SH	Sole		None	100	0	0
Oracle Corporation	COM		68389x105	86		4100	SH	Sole		None	4100	0	0
PETsMART, Inc.		COM		716768106	1223		61310	SH	Sole		None	61310	0	0
PSS World Medical, Inc.	COM		69366A100	65		4000	SH	Sole		None	4000	0	0
Paccar Inc		COM		693718108	169		4050	SH	Sole		None	4050	0	0
Pall Corp		COM		696429307	1718		43300	SH	Sole		None	43300	0	0
Peapack-Gladstone Finl	COM		704699107	77		3500	SH	Sole		None	3500	0	0
Penn Virginia Corp	COM		707882106	121		1600	SH	Sole		None	1600	0	0
Pentair Inc		COM		709631105	2071		59145	SH	Sole		None	59145	0	0
Pepsico Inc		COM		713448108	1632		25659	SH	Sole		None	25659	0	0
Petroleo Brasileiro 	Spons ADR	71654V408	42		600	SH	Sole		None	600	0	0
Petrochina Co Ltd. 	Spons ADR	71646E100	226		1750	SH	Sole		None	1750	0	0
Pfizer Inc		COM		717081103	487		27900	SH	Sole		None	27900	0	0
Philip Morris Intl Inc.	COM		718172109	878		17780	SH	Sole		None	17780	0	0
Plains All Amer Pipel	Unit LTD Ptn	726503105	1358		30097	SH	Sole		None	30097	0	0
Plains Explor&Prod Co 	COM		726505100	171		2350	SH	Sole		None	2350	0	0
Plum Creek Timber Co 	COM		729251108	1619		37900	SH	Sole		None	37900	0	0
Posco 			Spons ADR	693483109	47		360	SH	Sole		None	360	0	0
Powershares ETF Trust	Dynm Lrg Cap	73935X609	121		7175	SH	Sole		None	7175	0	0
Praxair Inc		COM		74005P104	3497		37110	SH	Sole		None	37110	0	0
Procter & Gamble Co	COM		742718109	1448		23807	SH	Sole		None	23807	0	0
Prudential Financial	COM		744320102	801		13411	SH	Sole		None	13411	0	0
Qualcomm		COM		747525103	75		1700	SH	Sole		None	1700	0	0
Quicksilver Resources 	COM		74837R104	116		3000	SH	Sole		None	3000	0	0
RPM International, Inc.	COM		749685103	844		40960	SH	Sole		None	40960	0	0
Raytheon Company	COM		755111507	1165		20704	SH	Sole		None	20704	0	0
Red Hat, Inc.		COM		756577102	8		400	SH	Sole		None	400	0	0
Regions Financial Corp	COM		7591EP100	1491		136655	SH	Sole		None	136655	0	0
Rio Tinto Plc 		Spons ADR	767204100	500		1010	SH	Sole		None	1010	0	0
Rocky Mntn Chocolate 	COM PAR $0.03	774678403	71		7350	SH	Sole		None	7350	0	0
Rogers Communications	CL B		775109200	62		1600	SH	Sole		None	1600	0	0
Roper Industries, Inc.	COM		776696106	66		1000	SH	Sole		None	1000	0	0
Royal Dutch Shell PLC 	Spons ADR A	780259206	773		9465	SH	Sole		None	9465	0	0
Royal Dutch Shell PLC 	Spons ADR B	780259107	21		258	SH	Sole		None	258	0	0
SAP Aktiengesellschaft	Spons ADR	803054204	20		386	SH	Sole		None	386	0	0
SJW Corp.		COM		784305104	8		300	SH	Sole		None	300	0	0
SPDR Series Trust	DJWS LCAP GR	78464A409	96		1775	SH	Sole		None	1775	0	0
SPDR Gold Trust		SHS		78463V107	494		5400	SH	Sole		None	5400	0	0
Sasol Ltd 		Spons ADR	803866300	1490		25285	SH	Sole		None	25285	0	0
Satyam Computer Svcs	ADR		804098101	1789		72975	SH	Sole		None	72975	0	0
Schering-Plough Corp	COM		806605101	2097		106500	SH	Sole		None	106500	0	0
Schlumberger N.V.	COM		806857108	2153		20045	SH	Sole		None	20045	0	0
Schnitzer Steel Ind	CL A		806882106	69		600	SH	Sole		None	600	0	0
Seaspan Corp.		SHS		Y75638109	355		14775	SH	Sole		None	14775	0	0
Skyworks Solutions	COM		83088M102	0		14	SH	Sole		None	14	0	0
Spectra Energy Corp	COM		847560109	138		4800	SH	Sole		None	4800	0	0
Sprint Nextel Corp	COM Ser 1	852061100	1		70	SH	Sole		None	70	0	0
Stryker Corp.		COM		863667101	113		1800	SH	Sole		None	1800	0	0
Sun Microsystems, Inc.	COM New		866810203	1		85	SH	Sole		None	85	0	0
Symantec Corp		COM		871503108	58		3022	SH	Sole		None	3022	0	0
Target Corporation	COM		87612E106	9		200	SH	Sole		None	200	0	0
Teekay Corporation	COM		Y8564W103	90		2000	SH	Sole		None	2000	0	0
Telecommunicacoes DeSP	Sp ADR PFD	87929A102	27		950	SH	Sole		None	950	0	0
Ericsson L M Tel Co	ADR B SEK 10	294821608	8		810	SH	Sole		None	810	0	0
Telefonica SA 		Spons ADR	879382208	1129		14185	SH	Sole		None	14185	0	0
Terex Corp		COM		880779103	1673		32575	SH	Sole		None	32575	0	0
Texas Instruments, Inc	COM		882508104	10		365	SH	Sole		None	365	0	0
The Walt Disney Co	COM		254687106	52		1681	SH	Sole		None	1681	0	0
Thermo Fisher Scientif	COM		883556102	4410		79140	SH	Sole		None	79140	0	0
Tiffany & Co.		COM		886547108	1716		42100	SH	Sole		None	42100	0	0
Time Warner, Inc.	COM		887317105	1		100	SH	Sole		None	100	0	0
Transocean Inc.		SHS		G90078100	1796		11784	SH	Sole		None	11784	0	0
Transwitch Corp		COM		894065101	1		1000	SH	Sole		None	1000	0	0
U.S. Bancorp		COM		902973304	106		3800	SH	Sole		None	3800	0	0
Proshares TR		Consum Gd Pro	74347R644	12		150	SH	Sole		None	150	0	0
Proshares TR		Consumr Svcs	74347R636	13		125	SH	Sole		None	125	0	0
Proshares TR		Ultrasht Indl	74347R594	943		14035	SH	Sole		None	14035	0	0
Proshares TR		Ultrasht MSCI	74347R339	318		3565	SH	Sole		None	3565	0	0
Proshares TR		Real Est Pro	74347R552	2249		21415	SH	Sole		None	21415	0	0
Proshares TR		UltShRuss2000	74347R834	3284		41670	SH	Sole		None	41670	0	0
Ultrapar Participacoes	Sp ADR Rep Pf	90400P101	309		8125	SH	Sole		None	8125	0	0
Unilever NV		NY SHS New	904784709	195		6876	SH	Sole		None	6876	0	0
Union Pacific Corp	COM		907818108	47		618	SH	Sole		None	618	0	0
United Technologies 	COM		913017109	123		1998	SH	Sole		None	1998	0	0
Valspar Corp.		COM		920355104	76		4000	SH	Sole		None	4000	0	0
Vanguard Bond Index Fd	SHT Term Bd	921937827	78		1005	SH	Sole		None	1005	0	0
Ventas Inc.		COM		92276F100	975		22900	SH	Sole		None	22900	0	0
Verigy Ltd.		SHS		Y93691106	0		5	SH	Sole		None	5	0	0
Verizon Communications 	COM		92343V104	11		305	SH	Sole		None	305	0	0
Vodafone Group 		Sp ADR New	92857W209	4		122	SH	Sole		None	122	0	0
WPP Group PLC 		Sp ADR 0905	929309409	892		18650	SH	Sole		None	18650	0	0
Wachovia Corp		COM		929903102	747		48075	SH	Sole		None	48075	0	0
Wal-Mart Stores Inc	COM		931142103	26		464	SH	Sole		None	464	0	0
Walgreen Co. 		COM		931422109	16		500	SH	Sole		None	500	0	0
Washington Mutual Inc	COM		939322103	10		2000	SH	Sole		None	2000	0	0
Weatherford Intl Ltd.	COM		G95089101	137		2772	SH	Sole		None	2772	0	0
WellPoint Inc 		COM		94973V107	397		8335	SH	Sole		None	8335	0	0
Wells Fargo Company	COM		949746101	226		9500	SH	Sole		None	9500	0	0
Western Union Co.	COM		959802109	2337		94550	SH	Sole		None	94550	0	0
Williams Companies	COM		969457100	2707		67150	SH	Sole		None	67150	0	0
Williams Partners LP	COM Unit LP	96950F104	130		3950	SH	Sole		None	3950	0	0
Windstream Corp		COM		97381W104	4		319	SH	Sole		None	319	0	0
WisdomTree Trust	MidCap Dvd Fd	97717W505	82		1800	SH	Sole		None	1800	0	0
Wrigley Wm. Jr. Co	COM		982526105	621		7987	SH	Sole		None	7987	0	0
Yahoo! Inc.		COM		984332106	41		2000	SH	Sole		None	2000	0	0